Post-Employment Benefits - Summary of Amount Recognized in the Consolidated Balance Sheet (Detail) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	kr 83,691	kr 113,543
Fair value of plan assets	60,480	81,355
Deficit/surplus (+/–)	23,211	32,188
Plans with net surplus, excluding asset ceiling	4,150	3,862
Provision for post-employment benefits	27,361	36,050
Sweden [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	50,441	58,754
Fair value of plan assets	28,521	29,876
Deficit/surplus (+/–)	21,920	28,878
Plans with net surplus, excluding asset ceiling	0	0
Provision for post-employment benefits	21,920	28,878
US [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	5,365	18,463
Fair value of plan assets	5,111	18,254
Deficit/surplus (+/–)	254	209
Plans with net surplus, excluding asset ceiling	298	450
Provision for post-employment benefits	552	659
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	9,866	17,071
Fair value of plan assets	11,999	19,427
Deficit/surplus (+/–)	(2,133)	(2,356)
Plans with net surplus, excluding asset ceiling	2,137	2,802
Provision for post-employment benefits	4	446
Other Countries [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	18,019	19,255
Fair value of plan assets	14,849	13,798
Deficit/surplus (+/–)	3,170	5,457
Plans with net surplus, excluding asset ceiling	1,715	610
Provision for post-employment benefits	kr 4,885	kr 6,067